The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Variable Portfolio — Managed Volatility Conservative Fund, Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund, Columbia Variable Portfolio — Managed Volatility Growth Fund and Variable Portfolio — Pyrford International Equity Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 10, 2016 (Accession No. 0001193125-16-499601), which is incorporated herein by reference.